Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Option Pricing Model and Adopted Fair Value Per Share

The Group uses binomial option pricing model and adopted fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

	For the years ended December 31,
Options*	2022	2023	2024
Fair value per share (US$)	*	6.33-6.37	0.79~0.80
Discount rate (after tax)	*	Not applicable	Not applicable
Risk-free interest rate	*	3.88%	4.58%
Expected volatility	*	64.2%	65.7%
Contractual term (in years)	*	10	10
Discount for lack of marketability (“DLOM”)	*	Not applicable	Not applicable

*	There were no grants for options for the year ended December 31, 2022.

18. Share-based compensation (Continued)

(b)	Valuation assumptions (Continued)

	For the years ended December 31,
Restricted shares	2022	2023(prior to the Business Combination)	2024
Fair value per share (US$)	3.81-4.08	4.90-5.45	Not applicable
Discount rate (after tax)	16.5%	15.0%-16.0%	Not applicable
Discount for lack of marketability (“DLOM”)	10%	5%-10%	Not applicable

Schedule of Stock Options Activities

The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2022, 2023 and 2024.

	Number of Options Outstanding*			Weighted Average exercise	Weighted average remaining	Aggregated
	Employees	Consultant	Total	price	contractual life	intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$	(in years)	RMB in thousands
Outstanding at January 1, 2022	7,676	331	8,007	1.8362	5.69	65,574
Forfeited	(58)	-	(58)	8.0885	-	-
Outstanding at December 31, 2022	7,618	331	7,949	1.7905	4.67	65,572
Exercisable as of December 31, 2022	7,618	331	7,949	1.7905	4.67	65,572

Outstanding at January 1, 2023	7,618	331	7,949	1.7905	4.67	65,572
Replacement	(7,545)	(331)	(7,876)	1.3119	-	-
Granted	528	-	528	0.1000	-	-
Forfeited	(28)	-	(28)	8.1954	-	-
Outstanding at December 31, 2023	573	-	573	0.6675	9.73	23,775
Exercisable as of December 31, 2023	295	-	295	1.1978	9.48	11,367

Outstanding at January 1, 2024	573	-	573	0.6675	9.73	23,775
Replacement	(22)	-	(22)	7.3437	-	-
Granted	899	-	899	0.1000	-	-
Exercised	(1)		(1)	0.1000	-	-
Forfeited	(47)	-	(47)	0.9706	-	-
Outstanding at December 31, 2024	1,402	-	1,402	0.1785	9.32	7,990
Exercisable as of December 31, 2024	733	-	733	0.2498	9.27	4,147

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).

Schedule of Restricted Share Activities

The following table sets forth the summary of restricted share activities for the years ended December 31, 2022, 2023 and 2024:

	Number of Restricted Shares Granted*	Weighted-Average Grant Date Fair Value
	(in thousands)	(US$)
Unvested as of January 1, 2022	1,200	4.8681
Awarded	124	3.9252
Vested	(498)	4.7458
Forfeited	(40)	3.9504
Outstanding at December 31, 2022	786	4.8435
Unvested as of January 1, 2023	786	4.8435
Replacement	7,876	4.9821
Awarded	703	6.4017
Vested	(8,938)	5.0743
Forfeited	(97)	5.5168
Outstanding at December 31, 2023	330	5.0233
Unvested as of January 1, 2024	330	5.0233
Replacement	22	4.2700
Awarded	1,589	1.6553
Vested	(1,757)	1.9938
Forfeited	(77)	4.9078
Outstanding at December 31, 2024	107	4.6904

*	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).